Joint Arrangements	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements
Joint Arrangements
Joint Operations
BP-Husky Refining LLC
The Company holds a 50 percent ownership interest in BP-Husky Refining LLC, which owns and operates the BP-Husky Toledo Refinery in Ohio. On March 31, 2008, the Company completed a transaction with BP whereby BP contributed the BP-Husky Toledo Refinery plus inventories and other related net assets and the Company contributed US$250 million in cash and a contribution payable of US$2.6 billion.
The Company’s proportionate share of the contribution payable included in the consolidated balance sheets is as follows:

Contribution Payable
($ millions)	December 31, 2017	December 31, 2016
Beginning of year	146	348
Accretion (note 21)	2	6
Paid	(142)	(193)
Foreign exchange	(6)	(15)
End of year	—	146

The Company amended the terms of payment of the Company's contribution payable with BP-Husky Refining LLC in the first quarter of 2015. In accordance with the amendment, US$1 billion of the net contribution payable was paid on February 2, 2015. Subsequent to the payment, BP-Husky Refining LLC distributed US$1 billion to each of the joint arrangement partners, which resulted in the creation of a deferred tax asset and deferred tax recovery of $203 million. As a result of the prepayment, the accretion rate was reduced from 6 percent to 2.5 percent for the future term of the agreement and the remaining maturity date was extended to December 31, 2017. The remaining net contribution payable amount of approximately US$110 million (CDN $142 million) was repaid in 2017.
Summarized below is the Company’s proportionate share of operating results and financial position in the BP-Husky Refining LLC joint operation that have been included in the consolidated statements of income and the consolidated balance sheets in U.S. Refining and Marketing in the Downstream segment:

Results of Operations
($ millions)	2017	2016
Revenues	2,239	1,521
Expenses	(2,215)	(1,570)
Proportionate share of net earnings (loss)	24	(49)

Balance Sheets
($ millions)	December 31, 2017	December 31, 2016
Current assets	424	395
Non-current assets	2,195	2,446
Current liabilities	(324)	(324)
Non-current liabilities	(467)	(535)
Proportionate share of net assets	1,828	1,982

Sunrise Oil Sands Partnership
The Company holds a 50 percent interest in the Sunrise Oil Sands Partnership, which is engaged in operating an oil sands project in Northern Alberta.
Summarized below is the Company’s proportionate share of operating results and financial position in the Sunrise Oil Sands Partnership that have been included in the consolidated statements of income and the consolidated balance sheets in Exploration and Production in the Upstream segment:

Results of Operations
($ millions)	2017	2016
Revenues	259	106
Expenses	(261)	(220)
Financial items	(28)	(28)
Proportionate share of net loss	(30)	(142)

Balance Sheets
($ millions)	December 31, 2017	December 31, 2016
Current assets	76	57
Non-current assets	2,756	3,147
Current liabilities	(129)	(98)
Non-current liabilities	(275)	(274)
Proportionate share of net assets	2,428	2,832

Joint Venture
Husky-CNOOC Madura Ltd.
The Company currently holds 40 percent joint control in Husky-CNOOC Madura Ltd., which is engaged in the exploration for and production of oil and gas resources in Indonesia. Results of the joint venture are included in the consolidated statements of income in Exploration and Production in the Upstream segment.
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2017	2016
Revenues	97	—
Expenses	(80)	(32)
Net earnings (loss)	17	(32)
Share of equity investment (percent)	40%	40%
Proportionate share of equity investment	12	(1)

Balance Sheets
($ millions, except share of equity investment)	December 31, 2017	December 31, 2016
Current assets(1)	152	67
Non-current assets	1,993	1,111
Current liabilities	(1,021)	(134)
Non-current liabilities	(898)	(836)
Net assets	226	208
Share of net assets (percent)	40%	40%
Carrying amount in balance sheet	553	488

(1)	Current assets include cash and cash equivalents of $26 million (2016 – $7 million).
The Company's share of equity investment and carrying amount of share of net assets does not equal the 40 percent joint control of the expenses and net assets of Husky-CNOOC Madura Ltd. due to differences in the accounting policies of the joint venture and the Company and non-current liabilities of the joint venture which are not included in the Company's carrying amount of net assets due to equity accounting.

Husky Midstream Limited Partnership
On July 15, 2016, the Company completed the sale of its ownership interest in select midstream assets in the Lloydminster region of Alberta and Saskatchewan. The assets are held by a newly-formed limited partnership, HMLP, of which Husky owns 35 percent, PAH owns 48.75 percent and CKI owns 16.25 percent. Results of the joint venture are included in the consolidated statements of income in Infrastructure and Marketing in the Upstream segment.
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2017	2016
Revenues	294	138
Expenses	(107)	(97)
Net income	187	41
Share of equity investment (percent)	35%	35%
Proportionate share of equity investment	49	16

Balance Sheet
($ millions, except share of net assets)	December 31, 2017	December 31, 2016
Current assets(1)	152	55
Non-current assets	2,617	2,403
Current liabilities	(75)	(44)
Non-current liabilities	(690)	(590)
Net assets	2,004	1,824
Share of net assets (percent)	35%	35%
Carrying amount in balance sheet	685	640

(1)	Current assets include cash and cash equivalents of $28 million (2016 – $23 million).
The Company's share of equity investment and carrying amount of share of net assets does not equal the 35 percent joint control of the net income and net assets of HMLP due to the potential fluctuation in the partnership profit structure.